Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Ipsidy Inc.
Entity Central Index Key	0001534154
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment”) to the registration statement on Form S-1 (File No. 333- 232236) (the “Registration Statement”), is being filed pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended (the “Securities Act”) to update the Registration Statement by, among other things, including (i) the audited consolidated financial statements of Ipsidy, Inc. (the “Registrant”) as at and for the year ended December 31, 2019 which were filed with the Securities and Exchange Commission (the “Commission”) on March 30, 2020 as part of the Registrant’s Annual Report on Form 10-K, (ii) the unaudited condensed consolidated financial statements as at and for the six month period ended June 30, 2020, and (iii) updates certain other information in the Registration Statement.The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the filing of the Registration Statement. This registration statement contains a form of prospectus, as set forth below. Public Offering Prospectus. A prospectus to be used for the direct public offering by the registrant of 100,000,000 shares of common stock at an offering price of $0.15 per share for aggregate gross proceeds of up to $15,000,000. While the Company does not have any agreements in place to sell the shares with the involvement of underwriters or broker-dealers, the Company may engage such underwriters or broker-dealers in the future.
Document Type	POS AM
Document Period End Date	Jun. 30, 2020
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	DE